NOTES PAYABLE - RELATED PARTY (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes payable	$ 23,700	$ 16,200
Less Current Portion	(23,700)	(16,200)	(3,700)
February 21, 2012
Notes payable	5,000	5,000
September 7, 2011
Notes payable		0	2,500
January 24, 2012
Notes payable	2,500	2,500
November 22, 2011
Notes payable		5,000	0
December 7, 2011
Notes payable	2,500	2,500
June 15, 2011
Notes payable	1,200	1,200	1,200
November 19, 2011
Notes payable	5,000
November 22, 2011
Notes payable	5,000
March 28, 2013
Notes payable	$ 2,500